Segmental Information	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Segmental Information
SEGMENTAL INFORMATION

AngloGold Ashanti Limited’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). The group produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments (including equity accounted investments). Individual members of the Executive Committee are responsible for geographic regions of the business.

Group analysis by origin is as follows:

Figures in millions	Gold income
US Dollars	2018	2017	2016
Geographical analysis of gold income by origin is as follows:
South Africa	602	1,101	1,173
Continental Africa(1)	1,983	1,895	1,663
Australasia	780	709	646
Americas	1,021	1,104	1,036
	4,386	4,809	4,518
Equity-accounted investments included above	(581)	(453)	(433)
	3,805	4,356	4,085

Foreign countries included in the above and considered material are:
Brazil	634	705	659
Guinea		489
Tanzania	715	664	591
DRC	468

Geographical analysis of gold income by destination is as follows:
South Africa	1,445	1,659	1,719
North America	450	456	893
Australia	780	709	645
Europe	387	399	377
United Kingdom	1,324	1,586	884
	4,386	4,809	4,518
Equity-accounted investments included above	(581)	(453)	(433)
	3,805	4,356	4,085

Figures in millions	By product revenue
US Dollars	2018	2017	2016
South Africa	6	15	23
Continental Africa(1)	3	3	4
Australasia	2	2	2
Americas	128	135	110
	139	155	139
Equity-accounted investments included above	(1)	(1)	(1)
	138	154	138

The Group's revenue is mainly derived from gold income. Gold is sold through numerous traders worldwide. The Group is not economically dependent on a limited number of customers for the sale of its gold production.

Figures in millions	Gross profit (loss) (2)
US Dollars	2018	2017	2016
South Africa	21	(3)	149
Continental Africa(1)	380	386	334
Australasia	160	159	106
Americas(1)	310	253	283
Corporate and other(1)	3	2	(4)
	874	797	868
Equity-accounted investments included above	(102)	(13)	(27)
	772	784	841

Figures in millions	Cost of sales
		Restated	Restated
US Dollars	2018	2017	2016
South Africa	590	1,129	1,064
Continental Africa(1)	1,607	1,513	1,334
Australasia	622	551	542
Americas (1)	838	987	863
Corporate and other(1)	(4)	(3)	5
	3,653	4,177	3,808
Equity-accounted investments included above	(480)	(441)	(407)
	3,173	3,736	3,401

Figures in millions	Amortisation
US Dollars	2018	2017	2016
South Africa	72	133	167
Continental Africa(1)	379	421	365
Australasia	149	130	126
Americas(1)	192	273	260
Other, including non-gold producing subsidiaries	3	2	5
	795	959	923
Equity-accounted investments included above	(165)	(136)	(114)
Continuing operations	630	823	809

Figures in millions	Total assets (1)(3)(4)
US Dollars	2018	2017	2016
South Africa	1,106	1,734	1,818
Continental Africa	3,135	3,153	3,090
Australasia	888	929	804
Americas	1,286	1,258	1,273
Other, including non-gold producing subsidiaries	228	145	168
	6,643	7,219	7,153

Figures in millions	Non-current assets (5)
US Dollars	2018	2017	2016

Non-current assets considered material, by country are:
South Africa(5)	1,005	1,295	1,678
Foreign entities(5)	4,234	4,259	4,144

DRC(5)	1,439	1,423	1,400
Ghana(5)	550	533	520
Tanzania(5)	369	422	437
Australia(5)	718	764	673
Brazil(5)	615	632	645

Figures in millions	Capital expenditure
US Dollars	2018	2017	2016
South Africa	73	150	182
Continental Africa(1)	313	409	291
Australasia	156	153	109
Americas (1)	176	234	225
Other, including non-gold producing subsidiaries	3	7	4
	721	953	811
Equity-accounted investments included above	(69)	(123)	(100)
	652	830	711

(1)	Includes equity-accounted investments.

(2)
The group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation, refer to the group income statement.

(3)
Total assets includes allocated goodwill of nil (2017: nil; 2016: $8m) for South Africa, $108m (2017: $119m; 2016: $110m) for Australasia and $8m (2017: $8m; 2016: $8m) for Americas (note 15). The South African segment includes assets held for sale of nil (2017: $348m; 2016:nil).

(4)
In 2018, pre-tax impairments and derecognition of assets of $98m were accounted for in South Africa (2017: $294m; 2016: $3m), Continental Africa $5m (2017: nil; 2016: nil) and the Americas $1m (2017: nil; 2016; nil).

(5)	Non-current assets exclude financial instruments and deferred tax assets.